Disclosure of information on segments - Disaggregated revenue information (Details) - USD ($)		12 Months Ended
	Sep. 05, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information on segments [Line Items]
Revenue from contracts with customers	$ 21,023,000	$ 961,370,000	$ 673,597,000	$ 860,825,000
Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		80,407,000	91,007,000	184,984,000
Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		57,227,000	31,663,000	58,797,000
Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		182,061,000	143,233,000	39,640,000
Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		89,474,000	77,907,000	186,664,000
Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		468,238,000	251,814,000	294,904,000
La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		39,256,000	33,024,000	43,894,000
Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		53,083,000	48,254,000	59,690,000
Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		15,651,000	14,753,000	15,687,000
Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		15,928,000	18,638,000	22,297,000
Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		551,000	607,000	615,000
Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		60,830,000	51,671,000	25,603,000
Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(101,336,000)	(88,974,000)	(71,950,000)
Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		1,062,706,000	762,571,000	932,775,000
Metal and concentrates sales [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		924,390,000	634,674,000	814,867,000
Metal and concentrates sales [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		80,407,000	91,007,000	184,982,000
Metal and concentrates sales [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		57,227,000	31,663,000	58,796,000
Metal and concentrates sales [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		182,061,000	143,233,000	39,639,000
Metal and concentrates sales [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		89,474,000	77,907,000	186,668,000
Metal and concentrates sales [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		468,238,000	251,814,000	294,904,000
Metal and concentrates sales [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		39,256,000	33,024,000	43,894,000
Metal and concentrates sales [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		46,954,000	36,336,000	6,046,000
Metal and concentrates sales [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(39,227,000)	(30,310,000)	(62,000)
Metal and concentrates sales [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		963,617,000	664,984,000	814,929,000
Metal and concentrates sales [Member] | Asia [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		23,637,000	39,110,000	105,645,000
Metal and concentrates sales [Member] | Asia [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		234,000	2,427,000	13,622,000
Metal and concentrates sales [Member] | Asia [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Asia [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			1,350,000	6,598,000
Metal and concentrates sales [Member] | Asia [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				27,365,000
Metal and concentrates sales [Member] | Asia [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		23,403,000	35,333,000	58,060,000
Metal and concentrates sales [Member] | Asia [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Asia [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Asia [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Asia [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Asia [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Asia [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Asia [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Asia [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		23,637,000	39,110,000	105,645,000
Metal and concentrates sales [Member] | Europe [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		51,803,000	42,210,000	60,475,000
Metal and concentrates sales [Member] | Europe [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		10,795,000	11,503,000	27,848,000
Metal and concentrates sales [Member] | Europe [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		14,196,000	28,425,000	0
Metal and concentrates sales [Member] | Europe [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		830,000	552,000	22,590,000
Metal and concentrates sales [Member] | Europe [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				135,000
Metal and concentrates sales [Member] | Europe [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		24,737,000		0
Metal and concentrates sales [Member] | Europe [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				5,885,000
Metal and concentrates sales [Member] | Europe [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Europe [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Europe [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Europe [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Europe [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		1,245,000	1,730,000	4,017,000
Metal and concentrates sales [Member] | Europe [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Europe [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		51,803,000	42,210,000	60,475,000
Metal and concentrates sales [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		702,962,000	389,854,000	476,978,000
Metal and concentrates sales [Member] | Peru [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		69,378,000	77,077,000	143,512,000
Metal and concentrates sales [Member] | Peru [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		43,031,000	3,238,000	4,833,000
Metal and concentrates sales [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		161,629,000	81,058,000	10,451,000
Metal and concentrates sales [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		6,794,000	7,097,000	79,631,000
Metal and concentrates sales [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		420,098,000	216,481,000	236,844,000
Metal and concentrates sales [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		39,254,000	32,886,000	683,000
Metal and concentrates sales [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		2,005,000	2,327,000	1,086,000
Metal and concentrates sales [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(39,227,000)	(30,310,000)	(62,000)
Metal and concentrates sales [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		742,189,000	420,164,000	477,040,000
Metal and concentrates sales [Member] | Central America
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		145,988,000	163,500,000	171,769,000
Metal and concentrates sales [Member] | Central America | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				53,963,000
Metal and concentrates sales [Member] | Central America | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		19,602,000	60,273,000	0
Metal and concentrates sales [Member] | Central America | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		82,680,000	70,810,000	79,537,000
Metal and concentrates sales [Member] | Central America | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Central America | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		2,000	138,000	37,326,000
Metal and concentrates sales [Member] | Central America | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Central America | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Central America | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Central America | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Central America | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		43,704,000	32,279,000	943,000
Metal and concentrates sales [Member] | Central America | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Metal and concentrates sales [Member] | Central America | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		145,988,000	163,500,000	171,769,000
Sales By Customers [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		924,390,000	634,674,000	814,867,000
Sales By Customers [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		924,390,000	634,674,000	814,867,000
Sales By Customers [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		80,407,000	91,007,000	184,982,000
Sales By Customers [Member] | Ucchuchacua [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		80,407,000	91,007,000	184,982,000
Sales By Customers [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		57,227,000	31,663,000	58,796,000
Sales By Customers [Member] | Orcopampa [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		57,227,000	31,663,000	58,796,000
Sales By Customers [Member] | Orcopampa [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		182,061,000	143,233,000	39,639,000
Sales By Customers [Member] | Julcani [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		182,061,000	143,233,000	39,639,000
Sales By Customers [Member] | Julcani [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		89,474,000	77,907,000	186,668,000
Sales By Customers [Member] | Tambomayo [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		89,474,000	77,907,000	186,668,000
Sales By Customers [Member] | Tambomayo [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		468,238,000	251,814,000	294,904,000
Sales By Customers [Member] | Colquijirca [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		468,238,000	251,974,000	294,842,000
Sales By Customers [Member] | Colquijirca [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers			160,000	(62,000)
Sales By Customers [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		39,256,000	33,024,000	43,894,000
Sales By Customers [Member] | La Zanja [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		29,000	2,554,000	43,894,000
Sales By Customers [Member] | La Zanja [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(39,227,000)	(30,470,000)	0
Sales By Customers [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Energy generation and transmission [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Energy generation and transmission [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Insurance brokerage [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Insurance brokerage [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Rental of mining concessions [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Rental of mining concessions [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Holding of investment in shares [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Holding of investment in shares [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		46,954,000	36,336,000	6,046,000
Sales By Customers [Member] | Industrial activities [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		46,954,000	36,336,000	6,046,000
Sales By Customers [Member] | Industrial activities [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(39,227,000)	(30,310,000)	(62,000)
Sales By Customers [Member] | Adjustments and eliminations [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Sales By Customers [Member] | Adjustments and eliminations [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(39,227,000)	(30,310,000)	(62,000)
Sales By Customers [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		963,617,000	664,984,000	814,929,000
Sales By Customers [Member] | Reportable segments [member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		924,390,000	634,674,000	814,867,000
Sales By Customers [Member] | Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(39,227,000)	(30,310,000)	(62,000)
Services [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		21,052,000	20,285,000	23,661,000
Revenue From Contract With Customers Net			20,285,000
Services [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		21,052,000	20,285,000	23,661,000
Services [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Orcopampa [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Orcopampa [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Julcani [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Julcani [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Tambomayo [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Tambomayo [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Colquijirca [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Colquijirca [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | La Zanja [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | La Zanja [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		53,083,000	48,254,000	59,690,000
Revenue From Contract With Customers Net			48,254,000
Services [Member] | Energy generation and transmission [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		5,401,000	5,532,000	7,974,000
Services [Member] | Energy generation and transmission [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(47,682,000)	(42,722,000)	(51,716,000)
Services [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		15,651,000	14,753,000	15,687,000
Revenue From Contract With Customers Net			14,753,000
Services [Member] | Insurance brokerage [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		15,651,000	14,753,000	15,687,000
Services [Member] | Insurance brokerage [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Rental of mining concessions [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Rental of mining concessions [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		551,000	607,000	615,000
Revenue From Contract With Customers Net			607,000
Services [Member] | Holding of investment in shares [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Holding of investment in shares [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(551,000)	(607,000)	(615,000)
Services [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		13,876,000	15,335,000	19,557,000
Revenue From Contract With Customers Net			15,335,000
Services [Member] | Industrial activities [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Industrial activities [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(13,876,000)	(15,335,000)	(19,557,000)
Services [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(62,109,000)	(58,664,000)	(71,888,000)
Revenue From Contract With Customers Net			(58,664,000)
Services [Member] | Adjustments and eliminations [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Adjustments and eliminations [Member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(62,109,000)	(58,664,000)	(71,888,000)
Services [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		83,161,000	78,949,000	95,549,000
Revenue From Contract With Customers Net			78,949,000
Services [Member] | Reportable segments [member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		21,052,000	20,285,000	23,661,000
Services [Member] | Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(62,109,000)	(58,664,000)	(71,888,000)
Services [Member] | Europe [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		20,000	20,000	30,000
Services [Member] | Europe [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Europe [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Europe [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Europe [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Europe [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Europe [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Europe [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		20,000	20,000	30,000
Services [Member] | Europe [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Europe [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Europe [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Europe [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Europe [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		20,000	20,000	30,000
Services [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		20,936,000	20,173,000	23,501,000
Services [Member] | Peru [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		53,083,000	48,254,000	59,690,000
Services [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		15,535,000	14,641,000	15,527,000
Services [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		551,000	607,000	615,000
Services [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		13,876,000	15,335,000	19,557,000
Services [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(62,109,000)	(58,664,000)	(71,888,000)
Services [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		83,045,000	78,837,000	95,389,000
Services [Member] | Central America
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		96,000	92,000	130,000
Services [Member] | Central America | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Central America | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Central America | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Central America | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Central America | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Central America | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Central America | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		96,000	92,000	130,000
Services [Member] | Central America | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Central America | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Central America | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Central America | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Services [Member] | Central America | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		96,000	92,000	130,000
Royalties [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		961,370,000	673,597,000	860,825,000
Revenue From Contract With Customers Net			673,597,000
Royalties [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		15,928,000	18,638,000	22,297,000
Royalties [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		80,407,000	91,007,000	184,982,000
Revenue From Contract With Customers Net			91,007,000
Royalties [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		57,227,000	31,663,000	58,796,000
Revenue From Contract With Customers Net			31,663,000
Royalties [Member] | Orcopampa [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		182,061,000	143,233,000	39,639,000
Revenue From Contract With Customers Net			143,233,000
Royalties [Member] | Julcani [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		89,474,000	77,907,000	186,668,000
Revenue From Contract With Customers Net			77,907,000
Royalties [Member] | Tambomayo [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		468,238,000	251,814,000	294,904,000
Revenue From Contract With Customers Net			251,814,000
Royalties [Member] | Colquijirca [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		39,256,000	33,024,000	43,894,000
Revenue From Contract With Customers Net			33,024,000
Royalties [Member] | La Zanja [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		53,083,000	48,254,000	59,690,000
Revenue From Contract With Customers Net			48,254,000
Royalties [Member] | Energy generation and transmission [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		15,651,000	14,753,000	15,687,000
Revenue From Contract With Customers Net			14,753,000
Royalties [Member] | Insurance brokerage [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		15,928,000	18,638,000	22,297,000
Revenue From Contract With Customers Net			18,638,000
Royalties [Member] | Rental of mining concessions [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		15,928,000	18,638,000	22,297,000
Royalties [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		551,000	607,000	615,000
Revenue From Contract With Customers Net			607,000
Royalties [Member] | Holding of investment in shares [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		60,830,000	51,671,000	25,603,000
Revenue From Contract With Customers Net			51,671,000
Royalties [Member] | Industrial activities [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(101,336,000)	(88,974,000)	(71,950,000)
Revenue From Contract With Customers Net			(88,974,000)
Royalties [Member] | Adjustments and eliminations [Member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		1,062,706,000	762,571,000	932,775,000
Revenue From Contract With Customers Net			762,571,000
Royalties [Member] | Reportable segments [member] | Operating Segments [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		15,928,000	18,638,000	22,297,000
Royalties [Member] | Peru [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		15,928,000	18,638,000	22,297,000
Royalties [Member] | Peru [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Peru [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Peru [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Peru [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Peru [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Peru [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Peru [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Peru [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		15,928,000	18,638,000	22,297,000
Royalties [Member] | Peru [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Peru [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Peru [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties [Member] | Peru [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		15,928,000	18,638,000	22,297,000
Ifrs Gold [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		262,676,000	229,590,000	254,194,000
Ifrs Gold [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		19,000	14,000
Ifrs Gold [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		371,000	14,000	58,737,000
Ifrs Gold [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		112,182,000	105,359,000	278,000
Ifrs Gold [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		89,426,000	77,964,000	134,387,000
Ifrs Gold [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		21,570,000	13,667,000	18,104,000
Ifrs Gold [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		38,854,000	32,672,000	42,698,000
Ifrs Gold [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Ifrs Gold [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Ifrs Gold [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Ifrs Gold [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Ifrs Gold [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		39,103,000	30,023,000	0
Ifrs Gold [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		(38,849,000)	(30,123,000)	(10,000)
Ifrs Gold [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		301,525,000	259,713,000	254,204,000
Silver [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		316,930,000	230,498,000	298,171,000
Silver [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		86,988,000	97,903,000	159,713,000
Silver [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		60,596,000	33,631,000	263,000
Silver [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		38,978,000	32,766,000	40,889,000
Silver [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		358,000	185,000	38,112,000
Silver [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		126,979,000	63,312,000	57,903,000
Silver [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		2,504,000	2,241,000	1,300,000
Silver [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Silver [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Silver [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Silver [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Silver [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		2,986,000	2,337,000	0
Silver [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		(2,459,000)	(1,877,000)	(9,000)
Silver [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		319,389,000	232,375,000	298,180,000
Copper [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		340,522,000	181,311,000	238,304,000
Copper [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		140,000	48,000	0
Copper [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				79,000
Copper [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Copper [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		340,382,000	181,007,000	238,327,000
Copper [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Copper [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Copper [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Copper [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Copper [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Copper [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Copper [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross			256,000	(102,000)
Copper [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		340,522,000	181,055,000	238,406,000
Zinc [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		143,580,000	120,546,000	149,317,000
Zinc [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		15,214,000	8,356,000	38,143,000
Zinc [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Zinc [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		32,001,000	9,513,000	0
Zinc [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				19,867,000
Zinc [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		96,365,000	102,677,000	91,307,000
Zinc [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Zinc [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Zinc [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Zinc [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Zinc [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Zinc [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Zinc [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Zinc [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		143,580,000	120,546,000	149,317,000
Lead [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		51,907,000	48,426,000	89,141,000
Lead [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		9,300,000	6,760,000	29,735,000
Lead [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		828,000	529,000	0
Lead [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		19,483,000	10,688,000	1,627,000
Lead [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				14,016,000
Lead [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		22,296,000	30,449,000	43,763,000
Lead [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Lead [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Lead [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Lead [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Lead [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Lead [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Lead [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Lead [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		51,907,000	48,426,000	89,141,000
Manganese sulfate [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		4,976,000	4,051,000	6,046,000
Manganese sulfate [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Manganese sulfate [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Manganese sulfate [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Manganese sulfate [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Manganese sulfate [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Manganese sulfate [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Manganese sulfate [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Manganese sulfate [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Manganese sulfate [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Manganese sulfate [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		4,976,000	4,051,000	6,046,000
Manganese sulfate [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Manganese sulfate [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		4,976,000	4,051,000	6,046,000
Metal and Concentrates Sales Before Commercial Deductions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		1,120,591,000	814,422,000	1,035,173,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		111,521,000	113,033,000	227,591,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		61,935,000	34,222,000	59,000,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		202,644,000	158,326,000	42,873,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		89,784,000	78,149,000	206,382,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		607,592,000	391,112,000	449,404,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		41,358,000	34,913,000	43,998,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross				0
Metal and Concentrates Sales Before Commercial Deductions [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		47,065,000	36,411,000	6,046,000
Metal and Concentrates Sales Before Commercial Deductions [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		(41,308,000)	(31,744,000)	(121,000)
Metal and Concentrates Sales Before Commercial Deductions [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue From Contract With Customers Gross		1,161,899,000	846,166,000	1,035,294,000
Commercial deductions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		196,201,000	179,748,000	220,306,000
Commercial deductions [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(31,114,000)	(22,026,000)	(42,607,000)
Commercial deductions [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(4,708,000)	(2,559,000)	(203,000)
Commercial deductions [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(20,583,000)	(15,093,000)	(3,233,000)
Commercial deductions [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(310,000)	(242,000)	(19,718,000)
Commercial deductions [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(139,354,000)	(139,298,000)	(154,500,000)
Commercial deductions [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(2,102,000)	(1,889,000)	(104,000)
Commercial deductions [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers				0
Commercial deductions [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers				0
Commercial deductions [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers				0
Commercial deductions [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers				0
Commercial deductions [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(111,000)	(75,000)	0
Commercial deductions [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		2,081,000	1,434,000	59,000
Commercial deductions [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Commercial Deductions In Revenue From Contract With Customers		(198,282,000)	(181,182,000)	(220,365,000)
Corporates [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		924,390,000	634,674,000	814,867,000
Corporates [Member] | Ucchuchacua [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		80,407,000	91,007,000	184,984,000
Corporates [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		57,227,000	31,663,000	58,797,000
Corporates [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		182,061,000	143,233,000	39,640,000
Corporates [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		89,474,000	77,907,000	186,664,000
Corporates [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		468,238,000	251,814,000	294,904,000
Corporates [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		39,256,000	33,024,000	43,894,000
Corporates [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Corporates [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Corporates [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Corporates [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Corporates [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		46,954,000	36,336,000	6,046,000
Corporates [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		(39,227,000)	(30,310,000)	(62,000)
Corporates [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		963,617,000	664,984,000	814,929,000
Royalties income [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		15,928,000	18,638,000	22,297,000
Royalties income [Member] | Orcopampa [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties income [Member] | Julcani [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties income [Member] | Tambomayo [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties income [Member] | Colquijirca [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties income [Member] | La Zanja [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties income [Member] | Energy generation and transmission [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties income [Member] | Insurance brokerage [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties income [Member] | Rental of mining concessions [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		15,928,000	18,638,000	22,297,000
Royalties income [Member] | Holding of investment in shares [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties income [Member] | Industrial activities [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties income [Member] | Adjustments and eliminations [Member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers				0
Royalties income [Member] | Reportable segments [member]
Disclosure of information on segments [Line Items]
Revenue from contracts with customers		$ 15,928,000	$ 18,638,000	$ 22,297,000